SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Advertising Costs (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Policies
Advertising	Advertising Advertising costs are charged to operations when incurred. There were no advertising costs for the nine months ended September 30, 2020 and 2019.	Advertising Costs Advertising costs are charged to operations when incurred. There were no Advertising Costs during the years 2019 and 2018.